Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accrued expenses
Schedule of accrued expenses

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Interest	75,711	73,692
Logistic charges	45,307	71,342
Testing fee	40,923	55,964
Professional service fees	42,601	38,929
Tax	24,782	28,008
Utilities	5,719	10,806
Commission fee	22,685	6,394
Rental fee	1,292	621
Others	23,635	18,090

Total accrued expenses	282,655	303,846